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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                               Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2010 through June 30, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.




                                    [IMAGE]



Pioneer Fund
--------------------------------------------------------------------------------
Semiannual Report | June 30, 2010
--------------------------------------------------------------------------------



Ticker Symbols:
Class A   PIODX
Class B   PBODX
Class C   PCODX
Class R   PIORX
Class Y   PYODX
Class Z   PIOZX



[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          28

Notes to Financial Statements                                                 38

Trustees, Officers and Service Providers                                      48


                                Pioneer Fund | Semiannual Report | 6/30/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Fund | Semiannual Report | 6/30/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.



Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                                Pioneer Fund | Semiannual Report | 6/30/10     3

Portfolio Management Discussion | 6/30/10

In the following interview, John Carey, Executive Vice President and Head of the U.S. Core Value Department at Pioneer Investments, discusses the investment environment during the six-month period ended June 30, 2010, and the Fund's performance. Mr. Carey is responsible for the day-to-day management of Pioneer Fund.

Q  How did the Fund perform over the six months ended June 30, 2010?

A The Fund's Class A shares returned -8.15% at net asset value over the six months ended June 30, 2010, while the Fund's benchmark, the Standard and Poor's 500 Index (the S&P 500 Index), returned -6.64%. Over the same period, the average return of the 1,021 funds in Lipper's Large Cap Core category was -7.87%.

Q The Fund and the stock market in general had a relatively rough go of it over the six-month period ended June 30, 2010. Can you discuss what happened to the markets over the period?

A After a fairly sharp "correction" between the middle of January and the middle of February, the stock market staged a strong recovery almost until the end of April. Serious concerns then emerged about financial problems in some of the European countries, most particularly Greece, and the possible repercussions for the rest of the global economy. The market proceeded to retrace its whole course for the year, and then some. With the problems in Europe, people are also focusing anew on our own Federal and state budget deficits here in the United States, and on our still-high unemployment. From a "glass half full" outlook, many investors have once more gone to a "glass half empty" outlook.

   Despite that setback for the market, we remain generally optimistic. Certainly the so-called "sovereign debt" worries are legitimate, but we think that the powerful forces of economic recovery should be able to overcome those obstacles. As we talk with the managements of the companies in which we have invested the Fund's assets, we are impressed with the plans for growth that so many of the managements have, as well as with the sound financial condition of most of their companies. Dividends are growing again, and mergers and acquisitions are stimulating interest in the market almost on a daily basis. With many investors still not "back in the market" after the severe market setback of 2008, we are also nowhere near an "overbought" condition. Indeed, if some of those investors restore an allocation to stocks over the next couple of years, they could provide considerable support for stock prices. Right now, though, we are passing through a storm, even if it does, to us, look like a potentially attractive buying opportunity.


4     Pioneer Fund | Semiannual Report | 6/30/10

Q Which holdings or sector allocations had the greatest positive and negative effects on the performance of the Fund relative to that of the benchmark S&P 500 Index during the six months ended June 30, 2010?

A The main problem areas for the Fund during the six-month period were financials and materials. In financials, the Fund was underweight a sector that did better than the market, and stock selection was also weak. In materials, the Fund was overweight the sector that did the worst among all the 10 sectors of the S&P 500 Index, and our stock selections fared even more poorly. Two of the Fund's materials names in particular, the mining companies Rio Tinto and BHP Billiton, were hit hard when the Australian government proposed a major increase in mining taxes. As we write this letter, however, the prime minister who made the proposal has been replaced, and the new leader of Australia has significantly moderated the tax plans of her predecessor. Otherwise, the Fund was also hurt by an underweight position in the stock of very strong Apple, though again, as we write, some of the shine is off the apple, so to speak, because of reception problems with the company's new iPhone 4.

   On the positive side, the Fund's sector allocations in six of the 10 S&P 500 Index sectors helped performance over the six-month period, and we had especially good stock selection in the consumer staples and industrials sectors. Hershey was a stand-out performer for the Fund in consumer staples, and PACCAR, Norfolk Southern, and Canadian National all did well in industrials.

Q What changes did you make to the Fund during the first half of 2010, and how is the Fund positioned heading into the second half of the year?

A We added nine positions and eliminated six during the six months ended June 30, 2010. Taking advantage of the decline in prices of energy stocks following the massive oil-well failure and leak in the Gulf of Mexico, we purchased shares of ENSCO and Helmerich & Payne, two drilling companies; and Devon Energy, an exploration-and-production company. Fortunately, the Fund held no shares of any of the companies directly involved in the terrible incident. Also new to the Fund were: Lockheed Martin, a large aerospace company; KeyCorp, a Cleveland, Ohio-based banking institution; Citrix Systems, a specialist in computer "virtualization," which allows applications to be installed, used, and shared "on-demand"; Oracle, an important supplier of software for enterprise-wide information management; and ASML Holding, a key supplier of etching equipment to the semiconductor-manufacturing industry. We also re-established a Fund position in AT&T, the telecommunications giant, which we thought offered good value at its depressed price, along with an attractive dividend yield.

   Sold, for a variety of reasons, but generally because we thought either that the stocks had reached fair value or that there were more appealing


                                Pioneer Fund | Semiannual Report | 6/30/10     5
   alternatives, were: Royal Dutch Shell, Coca-Cola, Nestle, and First Energy. Two other Fund positions were the recipients of premium acquisition offers, and we sold them at large profits: Alcon, the eye-care company, received an offer from Novartis; and Burlington Northern was acquired by Berkshire Hathaway.

   Going into the second half of the year, we continue to look for opportunities in information technology, where we see valuation at especially low levels relative to longer-term growth prospects, and in health care and financial services. But we see opportunities throughout the market, and our relative optimism about the economy has inclined us to focus the Fund's assets on companies that stand to benefit from further economic recovery and growth.

Q While 2009 was generally positive for stocks and the global economy, the first half of 2010 presented challenges. What is your outlook for stocks and the economy for the second half of the year?

A It is too early to tell how the European financial crisis will be resolved and what long-term effects it may have on global markets. We think, again, that the world economy is resilient enough to absorb the stresses resulting from that crisis, but we are of course watching the situation closely. To the extent that stocks continue to sell off in response to news events related to the problems with European sovereign debt and other "macro" issues (North Korea? Iran? Icelandic volcanoes?) rather than fundamental, earnings-related issues, we would be inclined to see buying opportunities, not reasons to sell. Of course the so-called macro events can weigh on companies in the near term and even affect earnings. It has been our observation over many years, however, that well-managed companies can usually find "ways to cope," strategies for success even in trying times. Always it has been our intention to invest the assets of the Fund in companies with good managements -- managements that are astute, honest, forward-looking, adaptable, and shareholder-oriented. That will be our goal during the months ahead, and we hope that it will stand the Fund in good stead.

   Thank you, as always, for your support.


Please refer to the Schedule of Investments on pages 18-27 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


6     Pioneer Fund | Semiannual Report | 6/30/10

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                                Pioneer Fund | Semiannual Report | 6/30/10     7

Portfolio Summary | 6/30/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          87.8%
Temporary Cash Investments                                                   6.1%
Depositary Receipts for International Stocks                                 4.3%
International Common Stocks                                                  1.8%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                                                  15.6%
Information Technology                                                       14.7%
Consumer  Staples                                                            13.7%
Financials                                                                   12.5%
Consumer Discretionary                                                       12.2%
Health Care                                                                  11.5%
Energy                                                                       10.4%
Materials                                                                     6.4%
Telecommunication Services                                                    1.5%
Utilities                                                                     1.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


  1.  Norfolk Southern Corp.                                                2.73%
  2.  Chevron Corp.                                                         2.69
  3.  John Wiley & Sons, Inc.                                               2.43
  4.  PACCAR, Inc.                                                          2.15
  5.  Hewlett-Packard Co.                                                   2.12
  6.  Chubb Corp.                                                           2.11
  7.  Target Corp.                                                          2.02
  8.  Rio Tinto Plc                                                         1.94
  9.  Colgate-Palmolive Co.                                                 1.89
 10.  Becton, Dickinson & Co.                                               1.87

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8     Pioneer Fund | Semiannual Report | 6/30/10

Prices and Distributions | 6/30/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                             6/30/10                       12/31/09
--------------------------------------------------------------------------------
       A                               $ 32.66                       $ 35.72
--------------------------------------------------------------------------------
       B                               $ 31.81                       $ 34.82
--------------------------------------------------------------------------------
       C                               $ 31.31                       $ 34.26
--------------------------------------------------------------------------------
       R                               $ 32.69                       $ 35.76
--------------------------------------------------------------------------------
       Y                               $ 32.75                       $ 35.84
--------------------------------------------------------------------------------
       Z                               $ 32.72                       $ 35.80
--------------------------------------------------------------------------------

Distributions per Share: 1/1/10-6/30/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term             Long-Term
     Class            Income            Capital Gains          Capital Gains
--------------------------------------------------------------------------------
       A             $ 0.1600              $ --                    $ --
--------------------------------------------------------------------------------
       B             $     --              $ --                    $ --
--------------------------------------------------------------------------------
       C             $ 0.0300              $ --                    $ --
--------------------------------------------------------------------------------
       R             $ 0.1100              $ --                    $ --
--------------------------------------------------------------------------------
       Y             $ 0.2500              $ --                    $ --
--------------------------------------------------------------------------------
       Z             $ 0.2400              $ --                    $ --
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-15.


                                Pioneer Fund | Semiannual Report | 6/30/10     9

Performance Update | 6/30/10                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's 500 Index.


 Average Annual Total Returns
 (As of June 30, 2010)
-------------------------------------------------------------------
                                    Net Asset       Public Offering
 Period                             Value (NAV)     Price (POP)
-------------------------------------------------------------------
 10 Years                           -0.80%          -1.39%
 5 Years                            -0.41           -1.58
 1 Year                             12.36            5.90
-------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
-------------------------------------------------------------------
                                    Gross           Net
-------------------------------------------------------------------
                                     1.23%           1.23%
-------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer          Standard & Poor's
                    Fund              500 Index
6/00               9,425               10,000
                   8,584                8,518
6/02               7,330                6,987
                   6,929                7,004
6/04               8,187                8,342
                   8,873                8,869
6/06               9,974                9,633
                  11,980               11,615
6/08              10,483               10,092
                   7,738                7,448
6/10               8,695                8,523

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2012, for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10     Pioneer Fund | Semiannual Report | 6/30/10

Performance Update | 6/30/10                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.


 Average Annual Total Returns
 (As of June 30, 2010)
------------------------------------------------------------
                                    If              If
 Period                             Held            Redeemed
------------------------------------------------------------
 10 Years                           -1.71%          -1.71%
 5 Years                            -1.36           -1.36
 1 Year                             11.15            7.15
------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
------------------------------------------------------------
                                    Gross           Net
------------------------------------------------------------
                                     2.34%           2.34%
------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer          Standard & Poor's
                    Fund              500 Index
6/00              10,000                10,000
                   9,029                 8,518
6/02               7,645                 6,987
                   7,164                 7,004
6/04               8,385                 8,342
                   9,009                 8,869
6/06              10,029                 9,633
                  11,949                11,615
6/08              10,361                10,092
                   7,569                 7,448
6/10               8,413                 8,523

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                               Pioneer Fund | Semiannual Report | 6/30/10     11

Performance Update | 6/30/10                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

 Average Annual Total Returns
 (As of June 30, 2010)
------------------------------------------------------------
                                    If              If
 Period                             Held            Redeemed
------------------------------------------------------------
 10 Years                           -1.58%          -1.58%
 5 Years                            -1.18           -1.18
 1 Year                             11.47           11.47
------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
------------------------------------------------------------
                                    Gross           Net
------------------------------------------------------------
                                     1.99%           1.99%
------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer          Standard & Poor's
                    Fund              500 Index
6/00              10,000                10,000
                   9,036                 8,518
6/02               7,657                 6,987
                   7,180                 7,004
6/04               8,414                 8,342
                   9,046                 8,869
6/06              10,091                 9,633
                  12,024                11,615
6/08              10,439                10,092
                   7,647                 7,448
6/10               8,524                 8,523

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12     Pioneer Fund | Semiannual Report | 6/30/10

Performance Update | 6/30/10                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

 Average Annual Total Returns
 (As of June 30, 2010)
------------------------------------------------------------
                                    If              If
 Period                             Held            Redeemed
------------------------------------------------------------
 10 Years                           -1.04%          -1.04%
 5 Years                            -0.58           -0.58
 1 Year                             11.99           11.99
------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
------------------------------------------------------------
                                    Gross           Net
------------------------------------------------------------
                                     1.45%           1.45%
------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer          Standard & Poor's
                    Fund              500 Index
6/00              10,000                 10,000
                   9,062                  8,518
6/02               7,699                  6,987
                   7,249                  7,004
6/04               8,563                  8,342
                   9,274                  8,869
6/06              10,409                  9,633
                  12,485                 11,615
6/08              10,909                 10,092
                   8,044                  7,448
6/10               9,008                  8,523

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                               Pioneer Fund | Semiannual Report | 6/30/10     13

Performance Update | 6/30/10                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

 Average Annual Total Returns
 (As of June 30, 2010)
------------------------------------------------------------
                                    If              If
 Period                             Held            Redeemed
------------------------------------------------------------
 10 Years                           -0.37%          -0.37%
 5 Years                             0.03            0.03
 1 Year                             12.86           12.86
------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
------------------------------------------------------------
                                    Gross           Net
------------------------------------------------------------
                                     0.71%           0.71%
------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer          Standard & Poor's
                    Fund              500 Index
6/00              10,000                 10,000
                   9,144                  8,518
6/02               7,841                  6,987
                   7,447                  7,004
6/04               8,837                  8,342
                   9,619                  8,869
6/06              10,858                  9,633
                  13,094                 11,615
6/08              11,503                 10,092
                   8,536                  7,448
6/10               9,634                  8,523

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through June 1, 2012, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


14     Pioneer Fund | Semiannual Report | 6/30/10

Performance Update | 6/30/10                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

 Average Annual Total Returns
 (As of June 30, 2010)
-------------------------------------------------------------------
                                    Net Asset       Public Offering
 Period                             Value (NAV)     Price (POP)
-------------------------------------------------------------------
 10 Years                           -0.69%          -0.69%
 5 Years                            -0.17           -0.17
 1 Year                             12.73           12.73
-------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2010)
-------------------------------------------------------------------
                                    Gross           Net
-------------------------------------------------------------------
                                     1.03%           0.85%
-------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                  Pioneer          Standard & Poor's
                    Fund              500 Index
6/00              10,000               10,000
                   9,107                8,518
6/02               7,777                6,987
                   7,352                7,004
6/04               8,686                8,342
                   9,415                8,869
6/06              10,582                9,633
                  12,670               11,615
6/08              11,158               10,092
                   8,280                7,448
6/10               9,334                8,523

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on April 30, 2007 would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects a contractual expense limitation currently in effect through 5/1/12 for Class Z shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                               Pioneer Fund | Semiannual Report | 6/30/10     15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2010 through June 30, 2010.

------------------------------------------------------------------------------------------------------------------
 Share Class                 A               B               C               R               Y               Z
------------------------------------------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 1/1/10
------------------------------------------------------------------------------------------------------------------
 Ending Account            $918.50         $913.60         $914.70         $917.00         $920.20         $920.20
 Value on 6/30/10
------------------------------------------------------------------------------------------------------------------
 Expenses Paid               $5.52          $10.63           $9.35           $7.13           $3.43           $3.62
 During Period*
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 2.24%, 1.97%, 1.50%, 0.72%, and 0.76% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


16     Pioneer Fund | Semiannual Report | 6/30/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2010 through June 30, 2010.

------------------------------------------------------------------------------------------------------------------
 Share Class                 A               B               C               R               Y               Z
------------------------------------------------------------------------------------------------------------------
 Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 Value on 1/1/10
------------------------------------------------------------------------------------------------------------------
 Ending Account          $1,019.04       $1,013.69       $1,015.03       $1,017.36       $1,021.22       $1,021.03
 Value on 6/30/10
------------------------------------------------------------------------------------------------------------------
 Expenses Paid               $5.81          $11.18           $9.84           $7.50           $3.61           $3.81
 During Period*
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 2.24%, 1.97%, 1.50%, 0.72%, and 0.76% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                               Pioneer Fund | Semiannual Report | 6/30/10     17

Schedule of Investments | 6/30/10 (unaudited)


--------------------------------------------------------------------------------
Shares                                                            Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               ENERGY -- 10.5%
               Coal & Consumable Fuels -- 0.3%
  500,000      Consol Energy, Inc.                                $   16,880,000
--------------------------------------------------------------------------------
               Integrated Oil & Gas -- 6.4%
2,204,691      Chevron Corp.                                      $  149,610,331
1,243,600      ConocoPhillips                                         61,048,324
1,011,829      Exxon Mobil Corp.                                      57,745,081
  830,000      Hess Corp.                                             41,782,200
1,450,000      Marathon Oil Corp. (b)                                 45,080,500
                                                                  --------------
                                                                  $  355,266,436
--------------------------------------------------------------------------------
               Oil & Gas Drilling -- 0.8%
  795,352      Ensco Plc (A.D.R.)                                 $   31,241,427
  350,000      Helmerich & Payne, Inc. (b)                            12,782,000
                                                                  --------------
                                                                  $   44,023,427
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 0.9%
  900,000      Schlumberger, Ltd. (b)                             $   49,806,000
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 2.1%
1,125,502      Apache Corp. (b)                                   $   94,756,013
  350,000      Devon Energy Corp.                                     21,322,000
                                                                  --------------
                                                                  $  116,078,013
                                                                  --------------
               Total Energy                                       $  582,053,876
--------------------------------------------------------------------------------
               MATERIALS -- 6.4%
               Aluminum -- 0.5%
3,056,824      Alcoa, Inc. (b)                                    $   30,751,649
--------------------------------------------------------------------------------
               Diversified Chemical -- 0.7%
1,090,474      E.I. du Pont de Nemours and Co. (b)                $   37,719,496
--------------------------------------------------------------------------------
               Diversified Metals & Mining -- 3.2%
  400,000      BHP Billiton, Ltd. (A.D.R.) (b)                    $   24,796,000
  740,000      Freeport-McMoRan Copper & Gold, Inc. (Class B)         43,756,200
2,440,000      Rio Tinto Plc                                         108,145,672
                                                                  --------------
                                                                  $  176,697,872
--------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 0.4%
  501,250      Monsanto Co.                                       $   23,167,775
--------------------------------------------------------------------------------
               Industrial Gases -- 1.0%
  507,700      Air Products & Chemicals, Inc.                     $   32,904,037
  300,000      Praxair, Inc. (b)                                      22,797,000
                                                                  --------------
                                                                  $   55,701,037
--------------------------------------------------------------------------------
               Specialty Chemicals -- 0.6%
  787,300      Ecolab, Inc.                                       $   35,357,643
                                                                  --------------
               Total Materials                                    $  359,395,472
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18     Pioneer Fund | Semiannual Report | 6/30/10

---------------------------------------------------------------------
Shares                                                Value
---------------------------------------------------------------------
                CAPITAL GOODS -- 11.2%
                Aerospace & Defense -- 3.1%
  1,052,500     General Dynamics Corp.                $   61,634,400
    350,000     Honeywell International, Inc.             13,660,500
    469,300     Lockheed Martin Corp.                     34,962,850
    992,000     United Technologies Corp.                 64,390,720
                                                      --------------
                                                      $  174,648,470
---------------------------------------------------------------------
                Construction & Farm Machinery & Heavy Trucks -- 4.3%
    764,400     Caterpillar, Inc. (b)                 $   45,917,508
  1,291,900     Deere & Co.                               71,932,992
  2,996,250     PACCAR, Inc. (b)                         119,460,488
                                                      --------------
                                                      $  237,310,988
---------------------------------------------------------------------
                Electrical Components & Equipment -- 1.5%
  1,120,600     Emerson Electric Co. (b)              $   48,959,014
    654,100     Rockwell International Corp.              32,109,769
                                                      --------------
                                                      $   81,068,783
---------------------------------------------------------------------
                Industrial Conglomerates -- 1.5%
    665,200     3M Co.                                $   52,544,148
  2,350,000     General Electric Co.                      33,887,000
                                                      --------------
                                                      $   86,431,148
---------------------------------------------------------------------
                Industrial Machinery -- 0.8%
    470,000     Illinois Tool Works, Inc. (b)         $   19,401,600
    449,950     Parker Hannifin Corp.                     24,954,227
                                                      --------------
                                                      $   44,355,827
                                                      --------------
                Total Capital Goods                   $  623,815,216
---------------------------------------------------------------------
                TRANSPORTATION -- 4.4%
                Railroads -- 4.4%
  1,300,000     Canadian National Railway Co. (b)     $   74,594,000
    400,000     CSX Corp.                                 19,852,000
  2,865,800     Norfolk Southern Corp. (b)               152,030,690
                                                      --------------
                                                      $  246,476,690
                                                      --------------
                Total Transportation                  $  246,476,690
---------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 3.2%
                Auto Parts & Equipment -- 2.3%
    700,000     BorgWarner, Inc.*(b)                  $   26,138,000
  3,858,000     Johnson Controls, Inc.                   103,664,460
                                                      --------------
                                                      $  129,802,460
---------------------------------------------------------------------
                Automobile Manufacturers -- 0.9%
  5,081,500     Ford Motor Corp.*(b)                  $   51,221,520
                                                      --------------
                Total Automobiles & Components        $  181,023,980
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                               Pioneer Fund | Semiannual Report | 6/30/10     19

--------------------------------------------------------------------
Shares                                                Value
--------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 0.9%
                Apparel, Accessories & Luxury Goods -- 0.9%
  1,400,000     Coach, Inc. (b)                       $   51,170,000
                                                      --------------
                Total Consumer Durables & Apparel     $   51,170,000
--------------------------------------------------------------------
                CONSUMER SERVICES -- 0.5%
                Restaurants -- 0.5%
    301,500     McDonald's Corp.                      $   19,859,805
    222,000     Yum! Brands, Inc.                          8,666,880
                                                      --------------
                                                      $   28,526,685
                                                      --------------
                Total Consumer Services               $   28,526,685
--------------------------------------------------------------------
                MEDIA -- 3.5%
                Publishing -- 3.5%
  3,494,400     John Wiley & Sons, Inc.+(b)           $  135,128,448
  2,122,698     McGraw-Hill Co., Inc.                     59,732,722
                                                      --------------
                                                      $  194,861,170
                                                      --------------
                Total Media                           $  194,861,170
--------------------------------------------------------------------
                RETAILING -- 4.0%
                Department Stores -- 0.7%
  1,255,793     Nordstrom, Inc. (b)                   $   40,423,977
--------------------------------------------------------------------
                General Merchandise Stores -- 2.0%
  2,284,700     Target Corp. (b)                      $  112,338,699
--------------------------------------------------------------------
                Home Improvement Retail -- 0.9%
  2,315,200     Lowe's Companies, Inc.                $   47,276,384
--------------------------------------------------------------------
                Specialty Stores -- 0.4%
  1,200,000     Staples, Inc.                         $   22,860,000
                                                      --------------
                Total Retailing                       $  222,899,060
--------------------------------------------------------------------
                FOOD & DRUG RETAILING -- 3.5%
                Drug Retail -- 2.0%
  1,213,800     CVS/Caremark Corp.                    $   35,588,616
  2,854,500     Walgreen Co.                              76,215,150
                                                      --------------
                                                      $  111,803,766
--------------------------------------------------------------------
                Food Distributors -- 0.9%
  1,732,400     Sysco Corp. (b)                       $   49,494,668
--------------------------------------------------------------------
                Hypermarkets & Supercenters -- 0.6%
    751,000     Wal-Mart Stores, Inc.                 $   36,100,570
                                                      --------------
                Total Food & Drug Retailing           $  197,399,004
--------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 7.3%
                Packaged Foods & Meats -- 6.3%
    916,900     Campbell Soup Co. (b)                 $   32,852,527
  1,823,200     General Mills, Inc.                       64,760,064
  1,506,750     H.J. Heinz Co., Inc. (b)                  65,121,735
  1,925,000     Hershey Foods Corp. (b)                   92,265,250

The accompanying notes are an integral part of these financial statements.


20     Pioneer Fund | Semiannual Report | 6/30/10

-------------------------------------------------------------------------------
Shares                                                           Value
-------------------------------------------------------------------------------
               Packaged Foods & Meats -- (continued)
  776,500      Kellogg Co.                                       $   39,057,950
2,029,500      Kraft Foods, Inc.                                     56,826,000
                                                                 --------------
                                                                 $  350,883,526
-------------------------------------------------------------------------------
               Soft Drinks -- 1.0%
  918,290      PepsiCo, Inc.                                     $   55,969,776
                                                                 --------------
               Total Food, Beverage & Tobacco                    $  406,853,302
-------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
               Household Products -- 2.2%
  303,300      Clorox Co. (b)                                    $   18,853,128
1,336,500      Colgate-Palmolive Co.                                105,262,740
                                                                 --------------
                                                                 $  124,115,868
-------------------------------------------------------------------------------
               Personal Products -- 0.6%
  581,300      Estee Lauder Co. (b)                              $   32,395,849
                                                                 --------------
               Total Household & Personal Products               $  156,511,717
-------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 6.5%
               Health Care Equipment -- 6.5%
  901,000      Baxter International, Inc.                        $   36,616,640
1,540,300      Becton, Dickinson & Co.                              104,155,086
  952,600      C. R. Bard, Inc.                                      73,855,078
  650,000      Covidien, Ltd.                                        26,117,000
  793,100      Medtronic, Inc.*                                      28,765,737
1,512,100      St. Jude Medical, Inc.*                               54,571,689
  750,000      Stryker Corp. (b)                                     37,545,000
                                                                 --------------
                                                                 $  361,626,230
                                                                 --------------
               Total Health Care Equipment & Services            $  361,626,230
-------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 5.0%
               Pharmaceuticals -- 5.0%
1,600,700      Abbott Laboratories, Inc.                         $   74,880,746
  837,837      Eli Lilly & Co. (b)                                   28,067,540
  604,900      Johnson & Johnson                                     35,725,394
  776,203      Merck & Co., Inc.                                     27,143,819
2,800,000      Pfizer, Inc.                                          39,928,000
1,379,081      Teva Pharmaceutical Industries, Ltd. (A.D.R.)         71,698,421
                                                                 --------------
                                                                 $  277,443,920
                                                                 --------------
               Total Pharmaceuticals & Biotechnology             $  277,443,920
-------------------------------------------------------------------------------
               BANKS -- 2.7%
               Diversified Banks -- 1.4%
1,980,600      U.S. Bancorp                                      $   44,266,410
1,348,200      Wells Fargo & Co.                                     34,513,920
                                                                 --------------
                                                                 $   78,780,330
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                               Pioneer Fund | Semiannual Report | 6/30/10     21

------------------------------------------------------------------------
Shares                                                    Value
------------------------------------------------------------------------
                Regional Banks -- 1.3%
  3,000,000     KeyCorp (b)                               $   23,070,000
    650,000     PNC Bank Corp. (b)                            36,725,000
    497,519     Zions Bancorporation (b)                      10,731,485
                                                          --------------
                                                          $   70,526,485
                                                          --------------
                Total Banks                               $  149,306,815
------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 7.2%
                Asset Management & Custody Banks -- 4.7%
    720,000     Franklin Resources, Inc.                  $   62,056,800
    950,000     Northern Trust Corp. (b)                      44,365,000
  1,000,000     State Street Corp. (b)                        33,820,000
  1,514,693     T. Rowe Price Associates, Inc. (b)            67,237,222
  2,152,100     The Bank of New York Mellon Corp. (b)         53,135,349
                                                          --------------
                                                          $  260,614,371
------------------------------------------------------------------------
                Diversified Financial Services -- 1.3%
  2,601,200     Bank of America Corp.                     $   37,379,244
    933,000     JPMorgan Chase & Co.                          34,157,130
                                                          --------------
                                                          $   71,536,374
------------------------------------------------------------------------
                Investment Banking & Brokerage -- 0.7%
  1,624,585     Morgan Stanley Co.                        $   37,706,618
------------------------------------------------------------------------
                Specialized Finance -- 0.5%
    100,000     CME Group, Inc.                           $   28,155,000
                                                          --------------
                Total Diversified Financials              $  398,012,363
------------------------------------------------------------------------
                INSURANCE -- 2.6%
                Property & Casualty Insurance -- 2.6%
  2,348,400     Chubb Corp.                               $  117,443,482
    600,000     The Travelers Companies, Inc.                 29,550,000
                                                          --------------
                                                          $  146,993,482
                                                          --------------
                Total Insurance                           $  146,993,482
------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 4.3%
                Application Software -- 1.3%
  1,240,400     Adobe Systems, Inc.*                      $   32,783,772
  1,000,000     Citrix Systems, Inc.*                         42,230,000
                                                          --------------
                                                          $   75,013,772
------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 1.7%
  1,159,200     Automatic Data Processing, Inc.           $   46,669,392
    552,800     DST Systems, Inc. (b)                         19,978,192
    551,250     Fiserv, Inc.*                                 25,170,075
                                                          --------------
                                                          $   91,817,659
------------------------------------------------------------------------
                IT Consulting & Other Services -- 0.7%
    301,500     IBM Corp.*                                $   37,229,220
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22     Pioneer Fund | Semiannual Report | 6/30/10

---------------------------------------------------------------------------
Shares                                                       Value
---------------------------------------------------------------------------
                Systems Software -- 0.6%
  1,200,000     Microsoft Corp.                              $   27,612,000
    350,000     Oracle Corp.                                      7,511,000
                                                             --------------
                                                             $   35,123,000
                                                             --------------
                Total Software & Services                    $  239,183,651
---------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 6.5%
                Communications Equipment -- 2.1%
  1,850,000     Cisco Systems, Inc.*                         $   39,423,500
  1,500,000     Motorola, Inc.*                                   9,780,000
  3,978,600     Nokia Corp. (A.D.R.) (b)                         32,425,590
    500,000     Qualcomm, Inc.                                   16,420,000
    400,000     Research In Motion, Ltd.*                        19,704,000
                                                             --------------
                                                             $  117,753,090
---------------------------------------------------------------------------
                Computer Hardware -- 2.6%
    111,250     Apple, Inc.*                                 $   27,982,713
  2,727,211     Hewlett-Packard Co.                             118,033,692
                                                             --------------
                                                             $  146,016,405
---------------------------------------------------------------------------
                Computer Storage & Peripherals -- 0.5%
  1,520,500     EMC Corp.*                                   $   27,825,150
---------------------------------------------------------------------------
                Office Electronics -- 1.3%
  1,865,850     Canon, Inc. (A.D.R.)*(b)                     $   69,614,864
                                                             --------------
                Total Technology Hardware & Equipment        $  361,209,509
---------------------------------------------------------------------------
                SEMICONDUCTORS -- 3.9%
                Semiconductor Equipment -- 1.1%
  2,996,500     Applied Materials, Inc.                      $   36,017,930
    845,000     ASM Lithography Holdings NV (A.D.R.) (b)         23,106,525
                                                             --------------
                                                             $   59,124,455
---------------------------------------------------------------------------
                Semiconductors -- 2.8%
  1,700,000     Analog Devices, Inc.                         $   47,362,000
  2,877,500     Intel Corp.                                      55,967,375
  2,353,500     Texas Instruments, Inc. (b)                      54,789,480
                                                             --------------
                                                             $  158,118,855
                                                             --------------
                Total Semiconductors                         $  217,243,310
---------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 1.5%
                Integrated Telecommunication Services -- 1.5%
  2,300,000     AT&T Corp.                                   $   55,637,000
  1,026,306     Verizon Communications, Inc.                     28,757,094
                                                             --------------
                                                             $   84,394,094
                                                             --------------
                Total Telecommunication Services             $   84,394,094
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                               Pioneer Fund | Semiannual Report | 6/30/10     23

----------------------------------------------------------------------------------
Shares                                                              Value
----------------------------------------------------------------------------------
                 UTILITIES -- 1.5%
                 Electric Utilities -- 1.0%
    600,000      PPL Corp.                                          $   14,970,000
  1,112,400      Southern Co. (b)                                       37,020,672
                                                                    --------------
                                                                    $   51,990,672
----------------------------------------------------------------------------------
                 Multi-Utilities -- 0.5%
    945,100      Public Service Enterprise Group, Inc.              $   29,609,983
                                                                    --------------
                 Total Utilities                                    $   81,600,655
----------------------------------------------------------------------------------
                 TOTAL COMMON STOCKS
                 (Cost $4,039,606,674)                              $5,568,000,201
----------------------------------------------------------------------------------
Principal
Amount
----------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENTS -- 6.5%
                 Securities Lending Collateral -- 6.5% (c)
                 Certificates of Deposit:
$10,560,944      Bank of Nova Scotia, 0.47%, 9/7/10                 $   10,560,944
 10,560,944      Barclays, 0.30%, 7/23/10                               10,560,944
 11,617,038      CBA Financial, 0.56%, 1/3/11                           11,617,038
 10,560,944      Deutschebank, 0.30%, 7/19/10                           10,560,944
  6,336,566      DnB NOR Bank ASA NY, 0.49%, 8/26/10                     6,336,566
 10,560,959      Rabobank Nederland NY, 0.23%, 7/6/10                   10,560,959
 10,560,944      Royal Bank of Canada, 0.26%, 1/21/11                   10,560,944
 10,560,944      Svenska NY, 0.265%, 7/19/10                            10,560,944
                                                                    --------------
                                                                    $   81,319,283
----------------------------------------------------------------------------------
                 Commercial Paper:
  6,336,566      American Honda Finance, 0.38%, 5/4/11              $    6,336,566
  4,224,377      American Honda Finance, 0.38%, 4/15/11                  4,224,377
  1,397,170      Caterpillar Financial Services, 0.47%, 8/20/10          1,397,170
 10,562,911      Federal Home Loan Bank, 0.31%, 6/1/11                  10,562,911
  4,223,786      NABPP, 0.28%, 7/19/10                                   4,223,786
  5,278,126      PARFIN, 0.39%, 8/11/10                                  5,278,126
 10,560,533      SOCNAM, 0.28%, 7/6/10                                  10,560,533
  8,443,033      CHARF, 0.46%, 8/23/10                                   8,443,033
  6,331,655      CLIPPR, 0.45%, 9/1/10                                   6,331,655
  4,395,612      FAIRPP, 0.50%, 8/16/10                                  4,395,612
  5,276,221      FASCO, 0.46%, 9/2/10                                    5,276,221
  4,853,783      FASCO, 0.45%, 9/9/10                                    4,853,783
  7,392,340      SRCPP, 0.26%, 7/7/10                                    7,392,340
  7,409,933      STRAIT, 0.43%, 8/23/10                                  7,409,933
  5,094,925      TBLLC, 0.40%, 8/9/10                                    5,094,925
 10,558,817      Varfun, 0.29%, 7/26/10                                 10,558,817
  9,548,292      CME, Inc., 1.00%, 8/6/10                                9,548,292
  3,168,888      GE Capital Corp., 0.64%, 8/20/10                        3,168,888
  1,143,174      GE Capital Corp., 0.40%, 10/21/10                       1,143,174
  1,151,064      GE Capital Corp., 0.35%, 10/6/10                        1,151,064

The accompanying notes are an integral part of these financial statements.


24     Pioneer Fund | Semiannual Report | 6/30/10

--------------------------------------------------------------------------------
Principal
Amount                                                           Value
--------------------------------------------------------------------------------
                  Commercial Paper -- (continued)
$  5,279,931      GE, 0.37%, 1/26/11                             $    5,279,931
   1,055,184      GE Capital Corp., 0.33%, 6/6/11                     1,055,184
   1,177,579      John Deere Capital Corp., 0.32%, 7/16/10            1,177,579
   8,930,795      JPMorgan Chase & Co., 0.57%, 9/24/10                8,930,795
  11,973,117      Santander, 0.30%, 7/23/10                          11,973,117
  10,560,944      Toyota Motor Credit Corp., 0.35%, 1/10/11          10,560,944
   6,336,940      Wachovia, 0.64%, 3/22/11                            6,336,940
   2,957,380      Wal-Mart Stores, Inc., 0.22%, 7/1/10                2,957,380
   4,223,667      WFC, 0.60%, 12/2/10                                 4,223,667
  10,560,944      WESTPAC, 0.39%, 11/5/10                            10,560,944
                                                                 --------------
                                                                 $  180,407,687
--------------------------------------------------------------------------------
                  Tri-party Repurchase Agreements:
  13,249,760      Barclays, 0.1%, 7/1/10                         $   13,249,760
  26,402,359      Deutsche Bank, 0.3%, 7/1/10                        26,402,359
  31,682,831      RBS Securities, Inc., 0.5%, 7/1/10                 31,682,831
                                                                 --------------
                                                                 $   71,334,950
--------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------
                  Money Market Mutual Funds:
  15,841,415      Blackrock Liquidity Temp Cash Fund             $   15,841,415
  15,841,415      Dreyfus Preferred Money Market Fund                15,841,415
                                                                 --------------
                                                                 $   31,682,830
                                                                 --------------
                  Total Securities Lending Collateral            $  364,744,750
--------------------------------------------------------------------------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $364,744,750)                            $  364,744,750
--------------------------------------------------------------------------------
                  TOTAL INVESTMENT IN SECURITIES -- 106.4%
                  (Cost $4,404,351,424)(a)                       $5,932,744,951
--------------------------------------------------------------------------------
                  OTHER ASSETS AND LIABILITIES -- (6.4)%         $ (357,833,621)
--------------------------------------------------------------------------------
                  TOTAL NET ASSETS -- 100.0%                     $5,574,911,330
================================================================================

(A.D.R.) American Depositary Receipt


*        Non-income producing security.


+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.


(a) At June 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $4,412,438,707 was as follows:

         Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost     $1,879,644,854
         Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value       (359,338,610)
                                                                  --------------
         Net unrealized gain                                      $1,520,306,244
                                                                  --------------

The accompanying notes are an integral part of these financial statements.


                               Pioneer Fund | Semiannual Report | 6/30/10     25

(b)      At June 30, 2010, the following securities were out on loan:

-----------------------------------------------------------------------------
         Shares        Security                                 Value
-----------------------------------------------------------------------------
         1,975,000     Alcoa, Inc.                              $ 19,868,500
             8,900     Apache Corp.                                  749,291
           132,800     ASM Lithography Holdings NV (A.D.R.)        3,632,080
            50,000     The Bank of New York Mellon Corp.           1,234,500
           175,000     BHP Billiton, Ltd. (A.D.R.)                10,848,250
           327,900     BorgWarner, Inc.*                          12,243,786
             2,700     Campbell Soup Co.                              96,741
             4,800     Canadian National Railway Co.                 275,424
           100,400     Canon, Inc. (A.D.R.)*                       3,745,924
           190,000     Caterpillar, Inc.                          11,413,300
             2,100     Clorox Co.                                    130,536
            18,500     Coach, Inc.                                   676,175
            78,500     DST Systems, Inc.                           2,836,990
           175,900     E.I. du Pont de Nemours and Co.             6,084,381
           358,400     Eli Lilly & Co.                            12,006,400
            28,000     Emerson Electric Co.                        1,223,320
            81,800     Estee Lauder Co.                            4,558,714
         4,987,100     Ford Motor Corp.*                          50,269,968
           256,900     H.J. Heinz Co., Inc.                       11,103,218
             6,100     Helmerich & Payne, Inc.                       222,772
             1,600     Hershey Foods Corp.                            76,688
             5,800     Illinois Tool Works, Inc.                     239,424
           118,400     KeyCorp                                       910,496
            24,100     Marathon Oil Corp.                            749,269
         3,934,200     Nokia Corp. (A.D.R.)                       32,063,730
           823,400     Nordstrom, Inc.                            26,505,246
             1,800     Norfolk Southern Corp.                         95,490
           218,200     Northern Trust Corp.                       10,189,940
           327,900     PACCAR, Inc.                               13,073,373
            72,500     PNC Bank Corp.                              4,096,250
            20,500     Praxair, Inc.                               1,557,795
           544,500     Schlumberger, Ltd.                         30,132,630
            12,200     Southern Co.                                  406,016
            15,300     State Street Corp.                            517,446
           619,300     Stryker Corp.                              31,002,158
            58,600     Sysco Corp.                                 1,674,202
           729,100     T. Rowe Price Associates, Inc.             32,364,749
             2,300     Target Corp.                                  113,091
             6,900     Texas Instruments, Inc.                       160,632
           101,800     John Wiley & Sons, Inc.                     3,936,606
           491,800     Zions Bancorporation                       10,608,126
-----------------------------------------------------------------------------
                       Total                                    $353,693,627
=============================================================================

The accompanying notes are an integral part of these financial statements.


26     Pioneer Fund | Semiannual Report | 6/30/10

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2010 aggregated $411,920,512 and $315,113,675, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -    quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own
               assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2010, in valuing the Fund's assets:



------------------------------------------------------------------------------------------------
                                Level 1             Level 2          Level 3      Total
------------------------------------------------------------------------------------------------
 Common Stocks                  $5,568,000,201      $         --     $--          $5,568,000,201
 Temporary Cash Investments                 --       333,061,920      --             333,061,920
 Money Market Mutual Funds          31,682,830                --      --              31,682,830
------------------------------------------------------------------------------------------------
 Total                          $5,599,683,031      $333,061,920     $--          $5,932,744,951
================================================================================================

The accompanying notes are an integral part of these financial statements.


                               Pioneer Fund | Semiannual Report | 6/30/10     27

Statement of Assets and Liabilities | 6/30/10 (unaudited)

ASSETS:
  Investment in securities of unaffiliated issuers, at value (including
   securities loaned of $353,693,627)(cost $4,396,603,824)                  $5,797,616,503
  Investment in securities of affiliated issuers, at value
   (cost $7,747,600)                                                           135,128,448
------------------------------------------------------------------------------------------
   Total investment in securities, at value (cost $4,404,351,424)           $5,932,744,951
  Receivables --
   Fund shares sold                                                              6,941,615
   Dividends                                                                     7,182,747
   Due from Pioneer Investment Management, Inc.                                          9
  Other                                                                            190,677
------------------------------------------------------------------------------------------
     Total assets                                                           $5,947,059,999
------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                  $    4,028,766
   Upon return of securities loaned                                            364,744,750
  Due to bank                                                                    1,827,724
  Due to affiliates                                                              1,370,808
  Accrued expenses                                                                 176,621
------------------------------------------------------------------------------------------
     Total liabilities                                                      $  372,148,669
------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                           $4,346,851,509
  Undistributed net investment income                                              906,871
  Accumulated net realized loss on investments and foreign currency
   transactions                                                               (301,240,577)
  Net unrealized gain on investments                                         1,528,393,527
------------------------------------------------------------------------------------------
     Total net assets                                                       $5,574,911,330
------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,804,093,956/116,471,362 shares)                      $        32.66
  Class B (based on $81,834,852/2,572,522 shares)                           $        31.81
  Class C (based on $154,088,682/4,921,023 shares)                          $        31.31
  Class R (based on $114,018,892/3,488,041 shares)                          $        32.69
  Class Y (based on $1,420,452,105/43,367,465 shares)                       $        32.75
  Class Z (based on $422,843/12,924 shares)                                 $        32.72
MAXIMUM OFFERING PRICE:
  Class A ($32.66 [divided by] 94.25%)                                      $        34.65
==========================================================================================

The accompanying notes are an integral part of these financial statements.


28     Pioneer Fund | Semiannual Report | 6/30/10

Statement of Operations (unaudited)

For the Six Months Ended 6/30/10

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $570,951 and including
   income from affiliated issuers of $978,432)                           $  63,665,003
  Income from securities loaned, net                                           341,282
---------------------------------------------------------------------------------------------------------
     Total investment income                                                               $   64,006,285
---------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                                             $  36,717,806
   Performance Adjustment                                                  (18,388,489)
  Transfer agent fees and expenses
   Class A                                                                   4,218,007
   Class B                                                                     249,457
   Class C                                                                     124,922
   Class R                                                                      26,176
   Class Y                                                                      16,510
   Class Z                                                                         201
  Distribution fees
   Class A                                                                   5,316,364
   Class B                                                                     497,046
   Class C                                                                     868,186
   Class R                                                                     310,568
  Administrative reimbursements                                                917,019
  Shareholder communications expense                                         1,971,560
  Custodian fees                                                                49,426
  Registration fees                                                            115,500
  Professional fees                                                            131,538
  Printing expense                                                             157,666
  Fees and expenses of nonaffiliated trustees                                   81,106
  Miscellaneous                                                                141,355
---------------------------------------------------------------------------------------------------------
     Total expenses                                                                        $   33,521,924
---------------------------------------------------------------------------------------------------------
     Net expenses                                                                          $   33,521,924
---------------------------------------------------------------------------------------------------------
       Net investment income                                                               $   30,484,361
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                                           $  72,710,174
   Class action                                                                233,801
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                          12,289     $   72,956,264
---------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                                             $ (600,201,615)
---------------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                                $ (527,245,351)
---------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                                     $ (496,760,990)
=========================================================================================================

The accompanying notes are an integral part of these financial statements.


                               Pioneer Fund | Semiannual Report | 6/30/10     29

Statement of Changes in Net Assets

For the Six Months Ended 6/30/10 and the Year Ended 12/31/09, respectively

------------------------------------------------------------------------------------------------------
                                                                     Six Months Ended
                                                                     6/30/10            Year Ended
                                                                     (unaudited)        12/31/09
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $   30,484,361     $   64,038,461
Net realized gain (loss) on investments, class action and foreign
  currency transactions                                                  72,956,264       (198,818,471)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                                (600,201,615)     1,258,846,327
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                 $ (496,760,990)    $1,124,066,317
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.16 and $0.39 per share, respectively)                 $  (18,751,928)    $  (48,084,600)
   Class B ($0.00 and $0.07 per share, respectively)                             --           (306,187)
   Class C ($0.03 and $0.16 per share, respectively)                       (148,570)          (923,406)
   Class R ($0.11 and $0.31 per share, respectively)                       (381,789)        (1,094,627)
   Class Y ($0.25 and $0.54 per share, respectively)                    (10,291,768)       (13,218,319)
   Class Z ($0.24 and $0.51 per share, respectively)                         (3,435)            (1,664)
Tax return of capital:
   Class A ($0.00 and $0.01 per share, respectively)                             --         (1,062,498)
   Class B ($0.00 and $0.01 per share, respectively)                             --            (20,326)
   Class C ($0.00 and $0.01 per share, respectively)                             --            (40,101)
   Class R ($0.00 and $0.01 per share, respectively)                             --            (30,023)
   Class Y ($0.00 and $0.01 per share, respectively)                             --           (209,404)
   Class Z ($0.00 and $0.01 per share, respectively)                             --                (28)
------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $  (29,577,490)    $  (64,991,183)
------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $  585,650,903     $1,061,565,336
Shares issued in reorganization                                                  --          3,217,946
Reinvestment of distributions                                            26,773,682         58,343,213
Cost of shares repurchased                                             (525,506,173)      (803,157,968)
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                              $   86,918,412     $  319,968,527
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                             $ (439,420,068)    $1,379,043,661
NET ASSETS:
Beginning of period                                                   6,014,331,398      4,635,287,737
------------------------------------------------------------------------------------------------------
End of period                                                        $5,574,911,330     $6,014,331,398
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $      906,871                 --
======================================================================================================

The accompanying notes are an integral part of these financial statements.


30     Pioneer Fund | Semiannual Report | 6/30/10

-----------------------------------------------------------------------------------------------------
                                       '10 Shares     '10 Amount       '09 Shares      '09 Amount
                                       (unaudited)    (unaudited)
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                             4,404,130     $ 161,634,712       8,449,024     $ 249,240,055
Shares issued in reorganization                --                --          43,812         1,229,812
Reinvestment of distributions             485,766        17,321,693       1,495,798        45,224,361
Less shares repurchased                (9,443,620)     (340,827,598)    (18,272,298)     (538,516,151)
-----------------------------------------------------------------------------------------------------
   Net decrease                        (4,553,724)    $(161,871,193)     (8,283,664)    $(242,821,923)
=====================================================================================================
Class B
Shares sold                                22,841     $     813,029         339,208     $   9,728,517
Reinvestment of distributions                  --                --          10,885           293,046
Less shares repurchased                  (637,212)      (22,552,391)     (1,880,225)      (53,995,998)
-----------------------------------------------------------------------------------------------------
   Net decrease                          (614,371)    $ (21,739,362)     (1,530,132)    $ (43,974,435)
=====================================================================================================
Class C
Shares sold                               271,100     $   9,402,005         654,378     $  18,422,747
Shares issued in reorganization                --                --               2                65
Reinvestment of distributions               2,610            87,933          20,081           559,392
Less shares repurchased                  (571,512)      (19,744,523)     (1,512,938)      (42,973,328)
-----------------------------------------------------------------------------------------------------
   Net decrease                          (297,802)    $ (10,254,585)       (838,477)    $ (23,991,124)
=====================================================================================================
Class R
Shares sold                               487,590     $  17,617,476         922,321     $  28,304,235
Reinvestment of distributions              10,425           370,569          37,268         1,094,627
Less shares repurchased                  (414,847)      (14,863,962)     (1,054,203)      (33,215,812)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)                 83,168     $   3,124,083         (94,614)    $  (3,816,950)
=====================================================================================================
Class Y
Shares sold                            10,920,473     $ 395,842,387      23,831,434     $ 755,633,203
Shares issued in reorganization                --                --          70,574         1,988,069
Reinvestment of distributions             252,539         8,991,928         353,232        11,171,682
Less shares repurchased                (3,500,183)     (127,338,838)     (4,393,382)     (134,455,748)
-----------------------------------------------------------------------------------------------------
   Net increase                         7,672,829     $ 277,495,477      19,861,858     $ 634,337,206
=====================================================================================================
Class Z
Shares sold                                 9,381     $     341,294           6,715     $     236,579
Reinvestment of distributions                  44             1,559               3               105
Less shares repurchased                    (5,169)         (178,861)            (26)             (931)
-----------------------------------------------------------------------------------------------------
   Net increase                             4,256     $     163,992           6,692     $     235,753
=====================================================================================================

The accompanying notes are an integral part of these financial statements.


                               Pioneer Fund | Semiannual Report | 6/30/10     31

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended          Year          Year          Year         Year         Year
                                                    6/30/10        Ended         Ended         Ended        Ended        Ended
                                                    (unaudited)    12/31/09      12/31/08      12/31/07     12/31/06     12/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period               $    35.72      $    29.13    $    46.32    $    48.10   $    44.21   $    42.06
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                             $     0.17      $     0.40    $     0.45    $     0.41   $     0.43   $     0.37
 Net realized and unrealized gain (loss) on
  investments                                           (3.07)           6.59        (16.33)         1.79         6.72         2.31
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
   operations                                      $    (2.90)     $     6.99    $   (15.88)   $     2.20   $     7.15   $     2.68
Distributions to shareowners:
 Net investment income                                  (0.16)          (0.39)        (0.45)        (0.41)       (0.43)       (0.39)
 Net realized gain                                         --              --         (0.86)        (3.57)       (2.83)       (0.14)
 Tax return of capital                                     --           (0.01)           --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value         $    (3.06)     $     6.59    $   (17.19)   $    (1.78)  $     3.89   $     2.15
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    32.66      $    35.72    $    29.13    $    46.32   $    48.10   $    44.21
====================================================================================================================================
Total return*                                          ( 8.15)%         24.24%       (34.38)%        4.71%       16.39%        6.40%
Ratio of net expenses to average net assets+             1.16%**         1.23%         1.19%         1.09%        1.11%        1.08%
Ratio of net investment income to average
 net assets+                                             0.95%**         1.31%         1.11%         0.81%        0.90%        0.88%
Portfolio turnover rate                                    11%**           12%           11%           10%           9%          13%
Net assets, end of period (in thousands)           $3,804,094      $4,323,282    $3,767,132    $6,299,615   $6,681,712   $5,648,986
Ratios with reductions for fees paid indirectly:
 Net expenses                                            1.16%**         1.23%         1.18%         1.08%        1.10%        1.08%
 Net investment income                                   0.95%**         1.31%         1.12%         0.82%        0.91%        0.88%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.
** Annualized.

The accompanying notes are an integral part of these financial statements.


32    Pioneer Fund | Semiannual Report | 6/30/10

----------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended         Year         Year         Year         Year        Year
                                                         6/30/10       Ended        Ended        Ended        Ended       Ended
                                                         (unaudited)   12/31/09     12/31/08     12/31/07     12/31/06    12/31/05
----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                     $ 34.82       $  28.43     $  45.11     $  46.98     $  43.21    $  41.15
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                            $ (0.03)      $   0.06     $   0.07     $  (0.04)    $   0.03    $  (0.02)
 Net realized and unrealized gain (loss) on investments    (2.98)          6.41       (15.89)        1.74         6.58        2.24
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $ (3.01)      $   6.47     $ (15.82)    $   1.70     $   6.61    $   2.22
Distributions to shareowners:
 Net investment income                                        --          (0.07)          --           --        (0.01)      (0.02)
 Net realized gain                                            --             --        (0.86)       (3.57)       (2.83)      (0.14)
 Tax return of capital                                        --          (0.01)          --           --           --          --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $ (3.01)      $   6.39     $ (16.68)    $  (1.87)    $   3.77    $   2.06
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 31.81       $  34.82     $  28.43     $  45.11     $  46.98    $  43.21
==================================================================================================================================
Total return*                                              (8.64)%        22.84%      (34.99)%       3.76%       15.43%       5.39%
Ratio of net expenses to average net assets+                2.24%**        2.34%        2.13%        1.99%        1.97%       2.01%
Ratio of net investment income (loss) to average
 net asset                                                 (0.15)%**       0.23%        0.14%       (0.10)%       0.04%      (0.05)%
Portfolio turnover rate                                       11%**          12%          11%          10%           9%         13%
Net assets, end of period (in thousands)                 $81,835       $110,976     $134,094     $296,491     $405,566    $474,139
Ratios with reduction for fees paid indirectly:
 Net expenses                                               2.24%**        2.34%        2.12%        1.97%        1.96%       2.01%
 Net investment income (loss)                              (0.15)%**       0.23%        0.15%       (0.08)%       0.05%      (0.05)%
==================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.
** Annualized.

The accompanying notes are an integral part of these financial statements.


                                Pioneer Fund | Semiannual Report | 6/30/10    33

---------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended         Year        Year        Year        Year        Year
                                                         6/30/10       Ended       Ended       Ended       Ended       Ended
                                                         (unaudited)   12/31/09    12/31/08    12/31/07    12/31/06    12/31/05
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                     $  34.26      $  27.96    $  44.55    $  46.44    $  42.78    $  40.73
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $   0.02      $   0.16    $   0.13    $   0.02    $   0.06    $   0.04
 Net realized and unrealized gain (loss) on investments     (2.94)         6.31      (15.70)       1.72        6.52        2.22
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $  (2.92)     $   6.47    $ (15.57)   $   1.74    $   6.58    $   2.26
Distributions to shareowners:
 Net investment income                                      (0.03)        (0.16)      (0.16)      (0.06)      (0.09)      (0.07)
 Net realized gain                                             --            --       (0.86)      (3.57)      (2.83)      (0.14)
 Tax return of capital                                         --         (0.01)         --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $  (2.95)     $   6.30    $ (16.59)   $  (1.89)   $   3.66    $   2.05
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  31.31      $  34.26    $  27.96    $  44.55    $  46.44    $  42.78
=================================================================================================================================
Total return*                                               (8.53)%       23.28%     (34.91)%      3.88%      15.52%       5.55%
Ratio of net expenses to average net assets+                 1.97%**       1.99%       1.97%       1.88%       1.89%       1.87%
Ratio of net investment income to average net assets+        0.13%**       0.56%       0.32%       0.02%       0.12%       0.09%
Portfolio turnover rate                                        11%**         12%         11%         10%          9%         13%
Net assets, end of period (in thousands)                 $154,089      $178,807    $169,362    $296,094    $309,868    $292,453
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.97%**       1.99%       1.97%       1.87%       1.88%       1.87%
 Net investment income                                       0.13%**       0.56%       0.32%       0.03%       0.13%       0.09%
=================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio with no reduction for fees paid indirectly.
** Annualized.

The accompanying notes are an integral part of these financial statements.


34    Pioneer Fund | Semiannual Report | 6/30/10

--------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended         Year        Year        Year        Year         Year
                                                         6/30/10       Ended       Ended       Ended       Ended        Ended
                                                         (unaudited)   12/31/09    12/31/08    12/31/07    12/31/06     12/31/05
--------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                     $  35.76      $  29.17    $  46.37    $  48.16    $  44.27     $ 42.11
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $   0.11      $   0.33    $   0.40    $   0.33    $   0.34     $  0.30
 Net realized and unrealized gain (loss) on investments     (3.07)         6.58      (16.35)       1.80        6.76        2.33
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $  (2.96)     $   6.91    $ (15.95)   $   2.13    $   7.10     $  2.63
Distributions to shareowners:
 Net investment income                                      (0.11)        (0.31)      (0.39)      (0.35)      (0.38)      (0.33)
 Net realized gain                                             --            --       (0.86)      (3.57)      (2.83)      (0.14)
 Tax return of capital                                         --         (0.01)         --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $  (3.07)     $   6.59    $ (17.20)   $  (1.79)   $   3.89     $  2.16
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  32.69      $  35.76    $  29.17    $  46.37    $  48.16     $ 44.27
================================================================================================================================
Total return*                                               (8.30)%       23.94%     (34.46)%      4.56%      16.23%       6.28%
Ratio of net expenses to average net assets+                 1.50%**       1.45%       1.32%       1.23%       1.26%       1.21%
Ratio of net investment income to average net assets+        0.61%**       1.07%       0.99%       0.68%       0.75%       0.75%
Portfolio turnover rate                                        11%**         12%         11%         10%          9%         13%
Net assets, end of period (in thousands)                 $114,019      $121,773    $102,070    $161,311    $104,439     $51,194
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.50%**       1.45%       1.32%       1.23%       1.26%       1.21%
 Net investment income                                       0.61%**       1.07%       0.99%       0.68%       0.75%       0.75%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+  Ratio with no reduction for fees paid indirectly.
** Annualized.

The accompanying notes are an integral part of these financial statements.


                                Pioneer Fund | Semiannual Report | 6/30/10    35

------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended           Year          Year        Year        Year        Year
                                                         6/30/10         Ended         Ended       Ended       Ended       Ended
                                                         (unaudited)     12/31/09      12/31/08    12/31/07    12/31/06    12/31/05
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                     $    35.84      $    29.22    $  46.45    $  48.23    $  44.31    $  42.16
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                   $     0.24      $     0.52    $   0.61    $   0.60    $   0.60    $   0.58
 Net realized and unrealized gain (loss) on investments       (3.08)           6.65      (16.35)       1.80        6.77        2.28
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations     $    (2.84)     $     7.17    $ (15.74)   $   2.40    $   7.37    $   2.86
Distributions to shareowners:
 Net investment income                                        (0.25)          (0.54)      (0.63)      (0.61)      (0.62)      (0.57)
 Net realized gain                                               --              --       (0.86)      (3.57)      (2.83)      (0.14)
 Tax return of capital                                           --           (0.01)         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value               $    (3.09)     $     6.62    $ (17.23)   $  (1.78)   $   3.92    $   2.15
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $    32.75      $    35.84    $  29.22    $  46.45    $  48.23    $  44.31
====================================================================================================================================
Total return*                                                 (7.98)%         24.86%     (34.07)%      5.11%      16.88%       6.83%
Ratio of net expenses to average net assets+                   0.72%**         0.71%       0.74%       0.70%       0.70%       0.65%
Ratio of net investment income to average net assets+          1.40%**         1.72%       1.62%       1.21%       1.31%       1.31%
Portfolio turnover rate                                          11%**           12%         11%         10%          9%         13%
Net assets, end of period (in thousands)                 $1,420,452      $1,279,182    $462,572    $487,357    $401,391    $269,333
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.72%**         0.71%       0.74%       0.70%       0.70%       0.65%
 Net investment income                                         1.40%**         1.72%       1.62%       1.21%       1.31%       1.31%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+  Ratio with no reduction for fees paid indirectly.
** Annualized.

The accompanying notes are an integral part of these financial statements.


36    Pioneer Fund | Semiannual Report | 6/30/10

-------------------------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended         Year        Year
                                                                 6/30/10       Ended       Ended       4/30/07 to
                                                                 (unaudited)   12/31/09    12/31/08    12/31/07 (a)
-------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                             $35.80        $29.20      $ 46.41     $50.61
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                           $ 0.25        $ 0.48      $  0.63     $ 0.42
 Net realized and unrealized gain (loss) on investments           (3.09)         6.64       (16.36)     (0.58)
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations             $(2.84)       $ 7.12      $(15.73)    $(0.16)
Distributions to shareowners:
 Net investment income                                            (0.24)        (0.51)       (0.62)     (0.47)
 Net realized gain                                                   --            --        (0.86)     (3.57)
 Tax return of capital                                               --         (0.01)          --         --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $(3.08)       $ 6.60      $(17.21)    $(4.20)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $32.72        $35.80      $ 29.20     $46.41
===================================================================================================================
Total return*                                                     (7.98)%       24.72%      (34.06)%    (0.70)%(b)
Ratio of net expenses to average net assets+                       0.76%**       0.85%        0.74%      0.70%**
Ratio of net investment income to average net assets+              1.37%**       1.68%        1.57%      1.25%**
Portfolio turnover rate                                              11%**         12%          11%        10%
Net assets, end of period (in thousands)                         $  423        $  310      $    58     $   92
Ratios with no waiver of fees and assumption of expenses by
 the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                      0.76%**       1.03%        0.74%      0.70%**
 Net investment income                                             1.37%**       1.50%        1.57%      1.25%**
Ratios with waiver of fees and assumption of expenses by the
 Adviser and reduction for fees paid indirectly:
 Net expenses                                                      0.76%**       0.85%        0.74%      0.70%**
 Net investment income                                             1.37%**       1.68%        1.57%      1.25%**
===================================================================================================================

(a) Class Z shares were first publicly offered on April 30, 2007.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                                Pioneer Fund | Semiannual Report | 6/30/10    37

Notes to Financial Statements | 6/30/10 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers five classes of shares designated as Class A, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the


38     Pioneer Fund | Semiannual Report | 6/30/10
reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At June 30, 2010, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used in the valuation of a security using fair value methods include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


                               Pioneer Fund | Semiannual Report | 6/30/10     39

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of June 30, 2010. The average principal of contracts open during the six months ended June 30, 2010 was 4,531,714.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


40     Pioneer Fund | Semiannual Report | 6/30/10

  The tax character of current year distributions will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2009 was as follows:


--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                   $63,628,803
   Long-term capital gain                                                     --
--------------------------------------------------------------------------------
                                                                     $63,628,803
   Return of capital                                                   1,362,380
--------------------------------------------------------------------------------
     Total                                                           $64,991,183
================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2009:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
   Distributable earnings:
   Capital loss carryforward                                      $ (366,109,558)
   Unrealized appreciation                                         2,120,507,859
--------------------------------------------------------------------------------
     Total                                                        $1,754,398,301
================================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $337,224 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2010.

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the six months ended June 30, 2010, the Fund recognized gains of $233,801 in the settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated among the classes of shares


                               Pioneer Fund | Semiannual Report | 6/30/10     41
   based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. If the required market value of the collateral is less than the fair value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of the next business day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


42     Pioneer Fund | Semiannual Report | 6/30/10

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.55% on the excess over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the six months ended June 30, 2010, the aggregate performance adjustment resulted in a decrease to the basic fee of $18,388,489. For the six months ended June 30, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.47%, 1.22% and 0.85% of the average daily net assets attributable to Class A, Class Y and Class Z shares, respectively. These expense limitations are in effect through June 1, 2012 for Class A and Class Y shares, and through May 1, 2012 for Class Z shares. Class B, Class C, and Class R shares do not have an expense limitation. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $97,107 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2010.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2010, such out-of-pocket expenses by class of shares were as follows:


                               Pioneer Fund | Semiannual Report | 6/30/10     43

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                             $1,134,956
 Class B                                                                 42,474
 Class C                                                                148,918
 Class R                                                                186,775
 Class Y                                                                458,358
 Class Z                                                                     79
--------------------------------------------------------------------------------
   Total                                                             $1,971,560
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,183,502 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2010.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $90,199 in distribution fees payable to PFD at June 30, 2010.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any


44     Pioneer Fund | Semiannual Report | 6/30/10

CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2010, CDSCs in the amount of $69,169 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS that may result in reduction in the Fund's transfer agent fees and expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2010, the Fund's expenses were not reduced under such arrangements.


6. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2010:

--------------------------------------------------------------------------------------------------
                       Beginning                            Ending
                       Balance      Purchases    Sales      Balance     Dividend    Fair
 Affiliates            (shares)     (shares)     (shares)   (shares)    Income      Value
--------------------------------------------------------------------------------------------------
 John Wiley and Sons   3,494,400    --           --         3,494,400   $978,432    $135,128,448

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2010, the Fund had no borrowings under this agreement.

8. Reorganization Information

On May 8, 2009, beneficial owners of Regions Morgan Keegan Select Core Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization listed below. The purpose of this transaction was to combine two funds with similar investment objectives and strategies. This tax-free reorganization was accomplished on May 15, 2009 ("Closing Date"), by exchanging the assets and stated liabilities of Regions Morgan


                               Pioneer Fund | Semiannual Report | 6/30/10     45

Keegan Select Core Equity Fund for shares of Pioneer Fund. Shareowners holding Class A, Class C and Class I shares of Regions Morgan Keegan Core Equity Fund received Class A, Class C and Class Y shares, respectively, of Pioneer Fund in the reorganization. The investment portfolio of Regions Morgan Keegan Select Core Equity Fund, with a fair value of $2,968,723 and an identified cost of $2,905,608 at May 15, 2009, was the principal asset acquired by Pioneer Fund. For financial reporting purposes, assets received and shares issued by Pioneer Fund were recorded at fair value; however, the cost basis of the investments received from Regions Morgan Keegan Select Core Equity Fund was carried forward to align ongoing reporting of Pioneer Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax purposes. The following charts show the details of the reorganization as of that Closing
Date:

--------------------------------------------------------------------------------------------
                      Pioneer                RMK                       Pioneer
                      Fund                   Select Core Equity Fund   Fund
                      (Pre-Reorganization)   (Pre-Reorganization)      (Post-Reorganization)
--------------------------------------------------------------------------------------------
Net Assets
Class A               $3,514,275,315         $1,229,812                $3,515,505,127
Class B                  108,865,777                 --                   108,865,777
Class C                  154,752,098                 65                   154,752,163
Class R                   99,259,786                 --                    99,259,786
Class Y/I                491,503,440          1,988,069                   493,491,509
Class Z                       55,639                 --                        55,639
--------------------------------------------------------------------------------------------
Total Net Assets      $4,368,712,055         $3,217,946                $4,371,930,001
============================================================================================
Shares Outstanding
Class A                  125,175,713            285,062                   125,219,525
Class B                    3,980,570                 --                     3,980,570
Class C                    5,749,900                 15                     5,749,902
Class R                    3,531,612                 --                     3,531,612
Class Y/I                 17,446,664            455,738                    17,517,238
Class Z                        1,976                 --                         1,976
Shares Issued in
 Reorganization
Class A                                                                        43,812
Class C                                                                             2
Class Y                                                                        70,574

---------------------------------------------------------------------------------------
                                                       Unrealized          Accumulated
                                                       Appreciation On     Loss On
                                                       Closing Date        Closing Date
---------------------------------------------------------------------------------------
Regions Morgan Keegan Select Core Equity Fund          $63,115             $(1,530,804)


46     Pioneer Fund | Semiannual Report | 6/30/10

Assuming the reorganization had been completed on January 1, 2009, the beginning of the annual reporting period for Pioneer Fund, Pioneer Fund's pro forma results of operations for the year ended December 31, 2009, are as follows:

Net investment income                                             $   64,007,733
Net gain on investments                                           $1,060,014,960
Net increase in net assets resulting from operations              $1,124,022,693

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of Regions Morgan Keegan Select Core Equity Fund that have been included in Pioneer Fund's statement of operations since May 15, 2009.

9. Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 was as follows:

--------------------------------------------------------------------------------------
Derivatives Not
Accounted for
as Hedging                        Location of                           Realized
Instruments Under                 Gain or (Loss) On                     Gain or (Loss)
Accounting Standards              Derivatives                           on Derivatives
Codification (ASC) 815            Recognized                            Recognized in
(formerly FASB Statement 133)     in Income                             Income
--------------------------------------------------------------------------------------
Foreign Exchange Contracts        Net realized loss on forward
                                  foreign currency contracts and
                                  other assets and liabilities
                                  denominated in foreign currencies     $ (133,683)
--------------------------------------------------------------------------------------

10. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                               Pioneer Fund | Semiannual Report | 6/30/10     47

Trustees, Officers and Service Providers

Trustees                                      Officers
John F. Cogan, Jr., Chairman                  John F. Cogan, Jr., President
David R. Bock                                 Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Benjamin M. Friedman                          Mark E. Bradley, Treasurer
Margaret B.W. Graham                          Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


48     Pioneer Fund | Semiannual Report | 6/30/10

                           This page for your notes.


                               Pioneer Fund | Semiannual Report | 6/30/10     49

                           This page for your notes.


50     Pioneer Fund | Semiannual Report | 6/30/10

                           This page for your notes.


                               Pioneer Fund | Semiannual Report | 6/30/10     51

                           This page for your notes.


52     Pioneer Fund | Semiannual Report | 6/30/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 27, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.